Annual Fund Operating Expenses	Aug. 31, 2025
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.87%	[1]
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.97%	[1]
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.17%	[1]
Seafarer Overseas Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.37%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.14%	[2]
Fee Waiver or Reimbursement	(0.09%)	[3]
Net Expenses (as a percentage of Assets)	1.05%	[3]
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.32%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.19%	[2]
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	1.15%	[3]
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.32%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.39%	[2]
Fee Waiver or Reimbursement	(0.04%)	[3]
Net Expenses (as a percentage of Assets)	1.35%	[3]
Vulcan Value Partners Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Vulcan Value Partners Fund | Vulcan Value Partners Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	0.00%	[4]
Net Expenses (as a percentage of Assets)	1.14%
Vulcan Value Partners Fund | Vulcan Value Partners Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.35%)	[4]
Net Expenses (as a percentage of Assets)	0.85%
Vulcan Value Partners Small Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Vulcan Value Partners Small Cap Fund | Vulcan Value Partners Small Cap Fund | Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Component1 Other Expenses	0.22%
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.12%)	[5]
Net Expenses (as a percentage of Assets)	1.25%
Vulcan Value Partners Small Cap Fund | Vulcan Value Partners Small Cap Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Component1 Other Expenses	0.26%
Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement	(0.41%)	[5]
Net Expenses (as a percentage of Assets)	1.00%
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.35%
Component1 Other Expenses	0.44%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.79%	[6]
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.44%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.69%
Expenses (as a percentage of Assets)	2.44%	[6]
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.48%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	1.53%	[6]
Emerald Finance and Banking Innovation Fund | Emerald Finance and Banking Innovation Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.49%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.64%
Expenses (as a percentage of Assets)	1.89%	[6]
Emerald Insights Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Emerald Insights Fund | Emerald Insights Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.35%
Component1 Other Expenses	0.76%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.76%
Expenses (as a percentage of Assets)	1.86%	[7]
Fee Waiver or Reimbursement	(0.51%)	[8]
Net Expenses (as a percentage of Assets)	1.35%	[9]
Emerald Insights Fund | Emerald Insights Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.76%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	1.01%
Expenses (as a percentage of Assets)	2.51%	[7]
Fee Waiver or Reimbursement	(0.51%)	[8]
Net Expenses (as a percentage of Assets)	2.00%	[9]
Emerald Insights Fund | Emerald Insights Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.76%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.81%
Expenses (as a percentage of Assets)	1.56%	[7]
Fee Waiver or Reimbursement	(0.51%)	[8]
Net Expenses (as a percentage of Assets)	1.05%	[9]
Emerald Insights Fund | Emerald Insights Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.76%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.91%
Expenses (as a percentage of Assets)	1.91%	[7]
Fee Waiver or Reimbursement	(0.51%)	[8]
Net Expenses (as a percentage of Assets)	1.40%	[9]
Emerald Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Emerald Growth Fund | Emerald Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.35%
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.04%	[10]
Fee Waiver or Reimbursement	(0.02%)	[11]
Net Expenses (as a percentage of Assets)	1.02%
Emerald Growth Fund | Emerald Growth Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.07%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.70%	[10]
Fee Waiver or Reimbursement	(0.02%)	[11]
Net Expenses (as a percentage of Assets)	1.68%
Emerald Growth Fund | Emerald Growth Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.80%	[10]
Fee Waiver or Reimbursement	(0.02%)	[11]
Net Expenses (as a percentage of Assets)	0.78%
Emerald Growth Fund | Emerald Growth Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.15%	[10]
Fee Waiver or Reimbursement	(0.02%)	[11]
Net Expenses (as a percentage of Assets)	1.13%

[1]	Expenses have been restated to reflect current fees.
[2]	Expenses have been restated to reflect current fees.
[3]	Seafarer Capital Partners, LLC (“Seafarer” or the “Adviser”) has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (inclusive of acquired fund fees and expenses, and exclusive of brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.05%, 1.15%, and 1.35% of the Fund’s average daily net assets for the Institutional, Investor, and Retail share classes, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2026. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such fees and expenses more than three years after the date on which the fees or expenses were deferred. This agreement may not be terminated or modified prior to August 31, 2026 except with the approval of the Fund’s Board of Trustees.
[4]	Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% and 0.85% of the Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. These fee waivers (the “Expense Agreements”) shall continue through August 31, 2026. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreements to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreements or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. Prior to August 31, 2026, this waiver may only be discontinued with the approval of the Fund’s Board of Trustees.
[5]	Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% and 1.00% of the Fund’s average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. These fee waivers agreements (the “Expense Agreements”) shall continue through August 31, 2026. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreements to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreements or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. Prior to August 31, 2026, this waiver may only be discontinued with the approval of the Fund’s Board of Trustees.
[6]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[7]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[8]	Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed contractually to waive a portion of its fees and reimburse other expenses in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.35%, 2.00%, 1.05% and 1.40% respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2026. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap then in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Adviser may not discontinue this waiver, prior to August 31, 2026, without the approval by the Fund’s Board of Trustees.
[9]	Total Annual Fund Operating Expenses after fee Waiver/Expense Reimbursement may differ than those listed in the Financial Highlights.
[10]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the acquired funds.
[11]	Pursuant to a written agreement (the “AFFE Agreement”), Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed to waive and/or reimburse the Fund’s Class A, Class C, Institutional Class, and Investor Class shares for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised or sub-advised by the Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. The AFFE Agreement has no termination date. Prior to August 31, 2026, and thereafter, this waiver may not be modified or discontinued without the approval of the Fund’s Board of Trustees.